Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and pursuant to the rules and regulations of the Securities Exchange Commission ("SEC").

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances are eliminated upon consolidation. All significant intercompany transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

   Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

Non-controlling interest represents the portion of the net assets of a subsidiaries attributable to interests that are not owned by the Company. The non-controlling interest is presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interest's operating result is presented on the face of the consolidated statements of income and comprehensive income as an allocation of the total income for the year between non-controlling shareholders and the shareholders of the Company.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company's consolidated financial statements include but not limited to the useful lives of property and equipment and capitalized development cost, impairment of long-lived assets, valuation of accounts receivables, revenue recognition, provision for contingent liabilities, and realization of deferred tax assets and uncertain tax positions. Actual results could differ from these estimates.

Foreign currency translation

Foreign currency translation

The functional currencies of the Company are the local currency of the county in which the subsidiaries operates. The Company's financial statements are reported using U.S. Dollars. The results of operations and the consolidated statements of cash flows denominated in foreign currencies are translated at the average rates of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currencies is translated at the historical rates of exchange at the time of capital contributions. Because cash flows are translated based on the average translation rates, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in consolidated statements of changes in equity. Gains and losses from foreign currency transactions are included in the consolidated statement of income and comprehensive income.

Fair value measurements

Fair value measurement

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company's financial instruments including cash, accounts receivable, prepayments, deposits and other current assets, accounts payable, customer deposits, salaries and benefits payables, and taxes payable approximates their recorded values due to their short-term maturities. The fair value of the long term prepayments, deposits and other assets approximate their carrying amounts because the deposits were paid in cash.

Cash

Cash

Cash comprise cash at banks and on hand, which includes deposits with original maturities of three months or less with commercial banks in PRC. As of December 31, 2018 and 2017, cash balances were $4,348,635 and $2,958,674. The Company maintains bank accounts in the PRC. Cash balances in bank accounts in PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

Restricted cash

Restricted cash

Restricted cash mainly represents security deposits as required by certain customers on the Company's projects. The deposits in restricted bank accounts cannot be withdrawn until the Company completes the related projects. Restricted cash is classified as either current or non-current based on when the funds will be released in accordance with the terms of the respective agreements. As of December 31, 2018 and 2017, the restricted cash balance related to security deposits required by customers was $92,636 and $97,876, respectively. In addition, restricted cash also consists of cash equivalents of $467,806 and $109,083 used as collateral to secure short-term bank notes payable (Note 7) and bank borrowings (Note 8), respectively. The Company is required to keep certain amounts on deposit that are subject to withdrawal restrictions. Upon the maturity of the bank acceptance notes and bank borrowings, the Company is required to deposit the remainder to the escrow account to settle the bank notes payable and bank borrowings. The bank notes payable and bank borrowings are generally short term in nature due to their short maturity period of three months to one year; thus, the related restricted cash is classified as a current asset.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (230): Restricted Cash. The amendments in this Update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. For public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2017, and interim periods within those annual periods. Earlier adoption is permitted. The amendments in this Update should be applied using a retrospective transition method to each period presented. On January 1, 2018, the Company adopted this guidance on a retrospective basis and have applied the changes to the consolidated statement of cash flows starting from the year ended December 31, 2016.

Accounts receivable, net

Accounts receivable, net

Accounts receivable, net, is stated at the original invoiced amount net of write-offs and allowance for doubtful accounts. The Company reviews the accounts receivable on a periodic basis and makes allowances when there is doubt as to the collectability of individual balances. Past-due balances over 90 days are reviewed individually for collectability. In evaluating the collectability of individual accounts receivable balances, the Company considers several factors, including the age of the balance, the customer's payment history, current credit-worthiness, and current economic trends. Accounts receivable balances are written off after all collection efforts have been exhausted. Typically, the Company includes unbilled receivables in accounts receivable for contracts on which revenue has been recognized, but for which the customer has not yet been billed. Unbilled receivables, substantially all of which are expected to be billed within one year are stated at their estimated realizable value and consist of costs and fees billable on contract completion or the occurrence of contractual payment phase.

Prepayments, deposits and other assets

Prepayments, deposits and other assets, net

Prepayment, deposit and other assets, net, primarily consists of advances to suppliers for purchasing goods or services that have not been received or provided; security deposits made to our customers; advances to employees and loan receivables from business partners. Prepayment, deposit and other assets are classified as either current or non-current based on the terms of the respective agreements. These advances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired.

Property and equipment, net

Property and equipment, net

Property and equipment, net, mainly comprise furniture and furniture, vehicles, computer and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated over the estimated useful lives of the assets on a straight-line basis, after considering the estimated residual value.

The estimated useful lives are as follows:

Useful Life
Office equipment, fixtures and furniture	3-10 years
Automobiles	5-8 years
Capitalized development costs	5 years
Computer equipment	5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and the related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is charged to the statement of income and comprehensive income.

Capitalized development costs

Capitalized development costs

The Company follows the provisions of Accounting Standards Codification ("ASC") 350-40, "Internal Use Software." ASC 350-40 provides guidance on capitalization of the costs incurred for computer software developed or obtained for internal use. The Company expenses all costs incurred during the preliminary project stage of its development, and capitalizes costs incurred during the application development stage. Costs incurred relating to upgrades and enhancements to the application are capitalized if it is determined that these upgrades or enhancements add additional functionality to the application. The capitalized development cost is amortized on a straight-line basis over the estimated useful life, which is generally five years. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, including property, equipment, furniture and fixtures and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. When these events occur, the Company measures impairment by comparing the carrying values of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Company would recognize an impairment loss based on the excess of the carrying value over the assessed discounted cash flow amount. For the years ended December 31, 2018, 2017 and 2016, the Company recognized nil impairment for the long-lived assets.

Revenue recognition

Revenue recognition

The Company derives its revenues from three sources: (1) revenue from application development services, (2) revenue from consulting and technical support services, and (3) revenue from subscription services.

The Company recognizes revenues when persuasive evidence of an arrangement exists, delivery of goods and services have occurred, the sales price is fixed or determinable, and collectability is reasonably assured. All of the Company's contracts with customer do not contain cancelable and refund-type provisions.

(1) Revenue from application development service

The Company's application development service contracts are primarily on a fixed-price basis, which require the Company to perform services including project planning, project design, application development and system integration based on customers' specific needs. These services also require significant production and customization. Upon delivery of the services, customer acceptance is generally required. In the same contract, the Company is generally required to provide post-contract customer support ("PCS') for a period from three months to three years ("PCS period") after the customized application development services are delivered. The type of services for PCS clause is generally not specified in the contracts or as stand-ready services on when-and-if-available basis.

Multiple Deliverable Arrangements

The Company generally enters into arrangements with multiple deliverables for customized application development services contracts. If the deliverables have standalone value at contract inception, the Company accounts for each deliverable separately. The Company determines application development service, PCS or specific service, if applicable, as separated deliverables in the fixed-fee application development service contract. The Company allocates contract revenue to the identified separate units based on their relative selling prices. In accordance with ASC 605-25-30, the Company uses a hierarchy to determine the selling price to be used for allocating revenue to the deliverables: (i) vendor-specific objective evidence of fair value ("VSOE"), (ii) third-party evidence of the selling price ("TPE") and (iii) best estimate of the selling price ("BESP". The Company uses VSOE of selling price in the selling price allocation in all instances where it exists. VSOE of selling price for products and services is determined when a substantial majority of the selling prices fall within a reasonable range when sold separately. The Company has not established VSOE for application development service and PCS due to lack of pricing consistency and variety of different service provided. In addition, the Company's customized application differs substantially from that of competitors, it is difficult to obtain the reliable standalone competitive pricing necessary to establish TPE. Accordingly, the Company uses its BESP of application development services, hardware, consulting and technical support services and subscription services, if applicable, as the basis of revenue allocation. The Company determines BESP by considering its overall pricing objectives and market conditions. Significant pricing practices taken into consideration include the size and volume of the transactions, the geographic area where services are sold, historical standalone sales and contract prices.

Revenue allocated to customized application development services is recognized as the service is performed using the percentage of completion method of accounting, under which the total value of revenue is recognized on the basis of the percentage that total cost to date bears to the total expected costs. The Company considers labor costs and related material costs for the input measurement as the best available indicator of the progress, pattern and timing in which contract obligations are fulfilled. The Company has a long history of providing these services resulting in its ability to reasonably estimate the labor costs and related material costs expected to be incurred and the progress toward completion on each fixed-price customized contract based on the proportion of labor costs and related material costs incurred to date relative to total estimated labor costs and related material costs at completion. Estimated contract costs are based on the budgeted labor costs and related material costs, which are updated based on the progress toward completion on a monthly basis.

In certain application development service arrangements, the Company sells and delivers IT equipment on standalone basis prior to the delivery of the services. Since sale of equipment can be distinguished, and is separately identifiable from other promises in the contract and it is distinct within the context of the contract, the sale of equipment is considered a separate unit of accounting. Accordingly, the revenue from the related IT equipment based on its relative standalone selling price is recognized upon customer acceptance after delivery.

The Company's application development service revenues are generated primarily from contracts with PRC government or related agencies and state-owned enterprises. The contracts contain negotiated billing terms which generally include multiple payment phases throughout the contract term and a significant portion of contract amount usually is billed upon the completion of the related projects. Pursuant to the contract terms, the Company has enforceable right on payments for the work performed.

Provisions for estimated losses, if any, on uncompleted contracts are recorded in the period in which such losses become probable based on the current contract estimates. In instances where substantive acceptance provisions are specified in customer contracts, revenues are deferred until all acceptance criteria have been met. To date, the Company has not incurred a material loss on any contracts. However, as a policy, provisions for estimated losses on such engagements will be made during the period in which a loss becomes probable and can be reasonably estimated. The fixed-priced application development contracts provide customers with rights to specified PCS or to unspecified PCS that is if and when available.

The unspecified PCS is stand-ready service on when-and-if-available basis. It grants the customers on line and telephone access to technical support personnel during the term of the service. Specified PCS includes specified service term in the contract such as training. Revenue allocated to specified PCS or other services is recognized as the related services are rendered. Revenue allocated to unspecified PCS component is deferred and recognized on a straight-line basis over the PCS period.

(2) Revenue from consulting and technical support services

Revenue from consulting and technical support services is primarily comprised of fixed-fee contracts, which require the Company to provide professional consulting and technical support services over contract terms beginning on the commencement date of each contract, which is the date our service is made available to customers. Revenue is recognized on a straight-line basis as earned over the terms of the respective contracts, which is typically 12 to 24 months.

(3) Revenue from subscription services

Revenue from subscription services is comprised of subscription fees from customers accessing the Company's software-as-a-service applications. The Company's monthly or quarterly billing to customer is on the basis of number of uses by the customers. Revenue from subscription services is recognized in the period when services are occurred. Because our customers purchase the services on a periodic basis and do not have the right to take possession of the software, we consider these arrangements to be service contracts and are not within the scope of Industry Topic 985, Software.

Revenue includes reimbursements of travel and out-of-pocket expense, with equivalent amounts of expense recorded in cost of revenue. The Company reports revenues net of value added tax ("VAT"). The Company's subsidiary in PRC are subject to a 6% to 17% value added tax ("VAT") and related surcharges on the revenues earned from providing services.

Deferred revenue

Deferred revenue

Deferred revenue primarily consists of payments received from customers in relation to the service to be provided by the Company but for which not all of the revenue recognition criteria are met. The deferred revenue will be recognized as revenue once the criteria for revenue recognition have been met. Deferred revenue to be recognized in the succeeding 12 months period is included in the current deferred revenue with the remaining amounts included in noncurrent deferred revenue.

Government subsidies

Government subsidies

Government subsidies mainly represent amounts granted by local government authorities as an incentive for companies to promote development of the local technology industry. The Company receives government subsidies related to government sponsored projects, and records such government subsidies as a liability when it is received. The Company records government subsidies as other income when there is no further performance obligation.

Advertising expenditures

Advertising expenditures

Advertising expenditures are expensed as incurred and such expenses were minimal for the periods presented. Advertising expenditures have been included as part of selling and marketing expenses.

Operating leases

Operating leases

A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. All leases of the Company are currently classified as operating leases. The Company records the total expenses on a straight-line basis over the lease term.

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is "more likely than not" that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the "more likely than not" test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended December 31, 2018, 2017 and 2016. All of the tax returns of the Company's subsidiary in China remain subject to examination by the tax authorities for five years from the date of filing.

Value added tax

Value added tax

Revenue represents the invoiced value of service, net of VAT. The VAT is based on gross sales price and VAT rates range up to 17%, depending on the type of service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in taxes payable. All of the VAT returns filed by the Company's subsidiary in China, have been and remain subject to examination by the tax authorities for five years from the date of filing.

Employee defined contribution plan

Employee defined contribution plan

Full time employees of the Company in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on a certain percentage of the employee's salaries. The Company has no legal obligation for the benefits beyond the contributions. The total amount was expensed as incurred.

Earnings per share

Earnings per share

The Company computes earnings per share ("EPS") in accordance with ASC 260, "Earnings per Share". ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential Ordinary Shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential Ordinary Shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders' equity but are excluded from net income. Other comprehensive income (loss) consists of a foreign currency translation adjustment resulting from the Company not using the U.S. dollar as its functional currencies.

Statement of Cash Flows

Statement of Cash Flows

In accordance with ASC 230, "Statement of Cash Flows," cash flows from the Company's operations are formulated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Segment reporting

Segment reporting

The Company's chief operating decision maker ("CODM") has been identified as its CEO, who reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company's long-lived assets are substantially all located in the PRC and all of the Company's revenues are derived from the PRC. Therefore, no geographical segments are presented.

Concentrations of Risks

Concentrations of Risks

(a)	Concentration of credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash, restricted cash, accounts receivable and other current assets. The maximum exposure of such assets to credit risk is their carrying amounts as at the balance sheet dates. As of December 31, 2018 and December 31, 2017, the aggregate amount of cash and restricted cash of $5,006,037 and $2,905,965, respectively, were held at major financial institutions in PRC, where there currently is no rule or regulation requiring the financial institutions to maintain insurance to cover bank deposits in the event of bank failure. To limit exposure to credit risk relating to deposits, the Company primarily place cash deposits with large financial institutions in PRC. The Company conducts credit evaluations of its customers and suppliers, and generally does not require collateral or other security from them. The Company establishes an accounting policy for allowance for doubtful accounts on the individual customer's and supplier's financial condition, credit history, and the current economic conditions.

(b)	Foreign currency risk

A majority of the Company's expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries' assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People's Bank of China ("PBOC"). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

The Company's functional currency is the RMB, and the Company's financial statements are presented in U.S. dollars. The RMB depreciated by 1.7% in fiscal year 2017 and further depreciated by 5.7% in fiscal year 2018. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future. The change in the value of the RMB relative to the U.S. dollar may affect our financial results reported in the U.S. dollar terms without giving effect to any underlying changes in our business or results of operations. Currently, our assets, liabilities, revenues and costs are denominated in RMB.

To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.

(c)	Significant customers

For the year ended December 31, 2018, no customer accounted for more than 10% of the Company's total revenues. For the year ended December 31, 2017, two customers accounted for 17.2% and 13.1% of the Company's total revenues. For the year ended December 31, 2016, three customers accounted for 16.0%, 12.2%, and 10.0% of the Company's revenues. As of December 31, 2018, two customers accounted for 12.2% and 10.7% of the Company's accounts receivable. As of December 31, 2017, four customers accounted for 18.7%, 15.9%, 13.5%, and 10.8% of the Company's accounts receivable.

(d)	Significant suppliers

For the year ended December 31, 2018, three suppliers accounted for 12.9%, 11.2% and 10.3% of the Company's total purchases. For the year ended December 31, 2017, two suppliers accounted for 16.6% and 12.1% of the Company's total purchases. For the years ended December 31, 2016, two suppliers accounted for 20.8% and 10.0% of the Company's total purchases. As of December 31, 2018, two suppliers accounted for 10.6% and 10.0% of the Company's total accounts payable. As of December 31, 2017, four suppliers accounted for 23.0%, 16.9%, 13.4% and 11.4% of the Company's prepayments; and one supplier accounted for 13.5% of the Company's total accounts payable.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In May 2014, August 2015, April 2016, May 2016 and December 2016, the FASB issued ASU 2014-09 (ASC Topic 606), Revenue from Contracts with Customers, ASU 2015-14 (ASC Topic 606) Revenue from Contracts with Customers, Deferral of the Effective Date, ASU 2016-10 (ASC Topic 606) Revenue from Contracts with Customers, Identifying Performance Obligations and Licensing, ASU 2016-12 (ASC Topic 606) Revenue from Contracts with Customers, Narrow-Scope Improvements and Practical Expedients, and ASU 2016-20 (ASC Topic 606) Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers, respectively. ASC Topic 606 outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. It also requires entities to disclose both quantitative and qualitative information that enable financial statements users to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. This standard may be applied retrospectively to all prior periods presented, or retrospectively with a cumulative adjustment to retained earnings in the year of adoption ("modified retrospective transition approach"). As an "emerging growth company," or EGC, the Company has elected to take advantage of the extended transition period provided in the Securities Act Section 7(a)(2)(B) for complying with new or revised accounting standards applicable to private companies. The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2018, including interim periods beginning after December 15, 2019. Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. ASC 606 also impacts certain other areas, such as the accounting for costs to obtain or fulfill a contract. The standard also requires disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. The Company adopted ASC Topic 606 on January 1, 2019 using the modified retrospective transition method and has evaluated the impact of ASC 606 and has determined that the Company's current revenue recognition policies are generally consistent with the new revenue recognition standards set forth in ASC Topic 606, therefore, the impact of the adoption is immaterial on its consolidated financial statements and disclosures.

In February 2016, the FASB issued Accounting Standards Update No. 2016-02, Leases (Topic 842) (ASU 2016-02). ASU 2016-02 requires an entity to recognize lease assets and lease liabilities on the balance sheet and to disclose key information about the entity's leasing arrangements. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. A modified retrospective approach is required. In January 2018, the FASB issued ASU 2018-01, Leases: Land Easement Practical Expedient for Transition. This ASU clarifies the accounting and reporting of land easements. In July 2018, the FASB issued ASU No. 2018-10, "Codification Improvements to Topic 842, Leases," ("ASU 2018-10"), to clarify how to apply certain aspects of the new lease accounting standard. The amendments in this update, among other things, better articulates the requirement for a lessee's reassessment of lease classification as of the effective date of a modification, clarifies that a change to an index or rate for variable lease payments does not constitute a resolution of a contingency that would result in the remeasurement of lease payments, and requires entities that apply Topic 842 retrospectively to each reporting period and do not adopt the practical expedients to write off any prior unamortized initial direct costs that do not meet the definition under Topic 842 to equity. The amendments in this update have the same effective date and transition requirements as the new lease standard summarized above. Also, in July 2018, the FASB issued ASU No. 2018-11, "Leases (Topic 842): Targeted Improvements," ("ASU 2018-11"), to provide an additional transition method. An entity can now elect not to present comparative financial information under Topic 842 if it recognizes a cumulative-effect adjustment to retained earnings upon adoption. The Company intends to make this election. The amendments in these update are effective for the Company for fiscal years beginning after December 15, 2019, including interim periods within those years, with early adoption permitted. The Company has performed an assessment of the impact of the adoption of the amendments in these updates on the Company's consolidated financial position and results of operations for the Company's leases, which primarily consist of operating leases for office space and equipment. Based on that assessment, the Company has established that the adoption of Topic 842 will result in the recognition of a significant increase to the balance sheet for right-of-use assets and lease liabilities based on the present value of future minimum lease payments. Also, the impacts from the adoption of Topic 842 to the Company's accumulated deficit and to consolidated results of operations are not expected to be material.

In July 2017, the FASB issued ASU 2017-11, Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception. The amendments in ASU 2017-11 change the classification analysis of certain equity-linked financial instruments (or embedded features) with down round features. When determining whether certain financial instruments should be classified as liabilities or equity instruments, a down round feature no longer precludes equity classification when assessing whether the instrument is indexed to an entity's own stock. The adoption of ASU 2017-11 which will become effective for annual periods beginning after December 15, 2018 and for interim periods within those annual periods. The Company does not expect that the adoption of this guidance will have a material impact on its audited consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820):  Disclosure Framework -Changes to the Disclosure Requirements for Fair Value Measurement ("ASU No. 2018-13").  The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. ASU No. 2018-13 removes the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation processes for Level 3 fair value measurements. It also adds a requirement to disclose changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and to disclose the range and weighted average of significant unobservable inputs used to develop recurring and nonrecurring Level 3 fair value measurements. For certain unobservable inputs, entities may disclose other quantitative information in lieu of the weighted average if the other quantitative information would be a more reasonable and rational method to reflect the distribution of unobservable inputs used to develop the Level 3 fair value measurement.  In addition, public entities are required to provide information about the measurement uncertainty of recurring Level 3 fair value measurements from the use of significant unobservable inputs if those inputs reasonably could have been different at the reporting date. ASU No. 2018-13 is effective for annual periods beginning after December 15, 2019, including interim periods within those fiscal years. Entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. The Company is still evaluating the impact of adopting ASU No. 2018-13 on its financial statements, but does not expect the adoption of ASU No. 2018-13 to have a material impact on its audited consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company's consolidated balance sheets, statements of income and comprehensive income and statements of cash flows.